Convertible Promissory Notes, Net (Tables)	9 Months Ended
Sep. 30, 2025
Convertible Promissory Notes, Net [Abstract]
Schedule of Derivative Liability

The Company valued the derivative liability relating to the embedded conversion features using the Black Scholes Model using the following assumptions on the respective dates of the Debentures:

	June 5, 2025	June 16, 2025	July 17, 2025	September 15, 2025	September 30, 2025
Stock price	$0.006	$0.0124	$0.019	$0.0215	$0.0160
Exercise price	0.057	0.0118	0.018	0.0204	0.0152
Term (years)	2.5	2.5	2.5	2.5	2.5
Annual volatility	42.06%	42.05%	41.81%	43.53%	43.50%
Risk free rate	3.90%	3.93%	3.89%	3.50%	3.61%
Dividend yield	0%	0%	0%	0%	0%
Estimated warrant amount	75,000,000	24,193,548	15,789,474	27,906,977	103,125,000
Fair value of warrants	$128,417	$85,665	$85,213	$173,455	$478,285

Schedule of Convertible Debt Related Derivative Liability

The Company’s activity in its convertible promissory notes, net related derivative liability was as follows for the period ended September 30, 2025:

Balance of derivative liability at January 1, 2025	$-
Transfer in due to issuance of convertible promissory notes, net with warrant derivative liability	472,750
Change in fair value of warrant derivative liability	5,535
Balance of derivative liability at September 30, 2025	$478,285